Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Cash [Abstract]
Schedule of company’s restricted cash
	December 31, 2022	December 31, 2021
Restricted cash in banks	$11,337,223	$20,592,223
	$11,337,223	$20,592,223